Operating segments	12 Months Ended
Nov. 30, 2023
Disclosure of operating segments [abstract]
Operating segments
27.	Operating segments
The Company has a single operating segment. As described in Note 3, almost all of the Company’s revenues are generated from one customer, RxCrossroads, which is domiciled in the United States.

	2023	2022	2021

RxCrossroads	$81,392	$78,744	$68,917

Others	372	1,313	906

	$81,764	$80,057	$69,823

All of the Company’s
non-current
assets are located in Canada, the United States and Ireland.
Of the Company’s total
non-current
assets of $14,472 (2022 – $19,890), $14,138 (2022 – $18,980) are located in Canada, $32 (2022 – $69) are located in the United States and $302 (2022 – $841) are located in Ireland.